Equity-Based Compensation (Details) - USD ($)				1 Months Ended			3 Months Ended	11 Months Ended
	Oct. 03, 2022	Aug. 18, 2022	Jul. 11, 2022	Jan. 24, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 30, 2023	Sep. 16, 2022
Equity-Based Compensation (Details) [Line Items]
Common stock for gross proceeds							2,000,000	2,000,000
Shares issued							760,000	810,000
Stock options granted shares term							10 years	10 years
Conversion secured percentage					60.00%	80.00%	20.00%	20.00%
Stock options granted			650,000	50,000
Exercise price per share (in Dollars per share)	$ 5	$ 0.64	$ 0.64
Stock options granted		3 years
Stock options shares issuance							84,000	276,500
Weighted average grant (in Dollars per share)							$ 1.11	$ 1.11
Principal amount (in Dollars)							$ 935,190	$ 1,048,151
Service period							2 years	2 years 2 months 12 days
Restricted stock issued			46,875
Common stock issued							11,722,754	8,193,875
Shares amount	70,000
Percentage of amount	33.33%
Total stock compensation expense (in Dollars)								$ 928,049
Common Stock [Member]
Equity-Based Compensation (Details) [Line Items]
Restricted stock issued							60,839	243,875
Common stock issued	137,000	40,000							10,839
Minimum [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options granted			1 year
Maximum [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options granted			3 years
Director [Member]
Equity-Based Compensation (Details) [Line Items]
Common stock issued	50,000						77,340
Scientific Advisory Board [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options granted		3 years
Chief Medical Officer [Member]
Equity-Based Compensation (Details) [Line Items]
Stock options shares issuance		300,000
Scientific Advisory Board [Member]
Equity-Based Compensation (Details) [Line Items]
Exercise price per share (in Dollars per share)		$ 0.64
Stock options shares issuance		100,000
Steven Zelenkofske [Member]
Equity-Based Compensation (Details) [Line Items]
Common stock issued		40,000
John Murphy [Member]
Equity-Based Compensation (Details) [Line Items]
Common stock issued										50,000